Summary of Significant Accounting Policies (Details) - EBP 001	Dec. 31, 2025 USD ($) $ / Participants
EBP, Accounting Policy [Line Items]
Admin. expense per participant | $ / Participants	13.50
Admin expense quarterly balance requirement | $	$ 3,000